Profit from Operations - Other Adjusting Items - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Profit From Operations [Line Items]
Other adjusting items	£ 294.0
Litigation expense included in other operating expense	164.4	$ 209.4
Changes in inventories of finished goods and work in progress	(114.0)			£ (44.0)
Recognized a gain within finance cost	45.0
South Korea Sales Tax
Profit From Operations [Line Items]
Recognized sales tax and penalties				£ 53.0
Venezuela
Profit From Operations [Line Items]
Impairment of assets	110.0
Agrokor
Profit From Operations [Line Items]
Impairment of assets			£ 69.0
Reynolds American Inc.
Profit From Operations [Line Items]
Changes in inventories of finished goods and work in progress			£ 465.0
Engle Progeny Cases
Profit From Operations [Line Items]
Litigation expense included in other operating expense	£ 178.0